Revenue - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)
Other revenue information
Revenue				€ 0.0	€ 0.2	€ 0.2	€ 0.5
Revenue under contract liabilities				7.3		€ 15.3
Remaining performance obligations										€ 36.5
Remaining performance obligation period						12 months
Performance obligations description						The remaining performance obligations as of June 30, 2022 are approximately €36.5 million and are expected to be largely recognized as revenue over the next 12 months (€35.1 million), with a smaller portion being realized the 12 months thereafter (€1.4 million).
Over the next 12 months
Other revenue information
Remaining performance obligations										35.1
12 months thereafter
Other revenue information
Remaining performance obligations										€ 1.4
Genentech Inc.
Other revenue information
Revenue				3.3	3.6	€ 7.3	12.0
Collaboration agreement initial upfront payment received		$ 96.0	€ 83.2
Revenue under contract liabilities						13.0		€ 20.2
Additional payments upon achievement of milestones | $									$ 5,000.0
Roivant Sciences Ltd.
Other revenue information
Revenue				€ 4.0	€ 5.9	7.9	€ 8.9
Collaboration agreement initial upfront payment received | $	$ 60.0
Collaboration agreement cash consideration | $	40.0
Collaboration agreement consideration in shares | $	20.0
Revenue under contract liabilities						€ 23.4		€ 31.3
Additional payments upon achievement of milestones | $	$ 2,000.0